Payden Emerging Markets Bond Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (93%)
Albania (EUR) (0%
)
520,000 Albania Government International Bond 144A,
3.50%, 11/23/31 EUR (a)(b) $ 507
Angola (USD) (1%
)
4,785,000 Angolan Government International Bond
144A, 8.00%, 11/26/29 (a) 4,325
4,910,000 Angolan Government International Bond
144A, 9.38%, 5/08/48 (a) 4,067
3,440,000 Angolan Government International Bond
144A, 9.50%, 11/12/25 (a) 3,471
11,863
Argentina (USD) (4%
)
11,035,200 Argentine Republic Government International
Bond , 0.75%, 7/09/30  8,357
1,547,095 Argentine Republic Government International
Bond , 1.00%, 7/09/29  1,218
4,907,500 Argentine Republic Government International
Bond , 3.50%, 7/09/41  3,117
23,832,476 Argentine Republic Government International
Bond , 4.13%, 7/09/35  16,248
4,344,090 Argentine Republic Government International
Bond , 5.00%, 1/09/38  3,141
32,081
Bahamas (USD) (0%
)
515,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)
(c) 474
Bahrain (USD) (1%
)
2,560,000 Bahrain Government International Bond 144A,
5.25%, 1/25/33 (a) 2,330
3,250,000 Bahrain Government International Bond 144A,
6.75%, 9/20/29 (a) 3,313
5,643
Bermuda (USD) (0%
)
2,535,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 2,350
Brazil (BRL) (3%
)
59,000,000 Brazil Letras do Tesouro Nacional , 12.32%,
7/01/26 BRL (b)(d) 8,291
9,463,451 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (b) 1,370
41,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/27 BRL (b) 6,517
50,900,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (b) 7,599
28,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/33 BRL (b) 3,880
27,657
Brazil (USD) (2%
)
3,480,000 Brazilian Government International Bond ,
6.00%, 10/20/33  3,344
8,455,000 Brazilian Government International Bond ,
6.13%, 3/15/34  8,111
3,910,000 Brazilian Government International Bond ,
6.25%, 3/18/31  3,904
2,120,000 Brazilian Government International Bond ,
8.25%, 1/20/34  2,343
17,702
Principal
or Shares Security Description
Value
(000)
Canada (USD) (0%
)
1,720,000 First Quantum Minerals Ltd. 144A, 8.63%,
6/01/31 (a) $ 1,767
Cayman Islands (USD) (2%
)
3,266,124 Bioceanico Sovereign Certificate Ltd. 144A,
2.80%, 6/05/34 (a)(d) 2,532
1,315,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (e)(f)(g) 1,312
2,335,000 Gaci First Investment Co. , 5.38%, 10/13/22 (f) 1,935
2,614,000 Liberty Costa Rica Senior Secured Finance
144A, 10.88%, 1/15/31 (a) 2,820
1,655,000 Melco Resorts Finance Ltd. 144A, 7.63%,
4/17/32 (a) 1,655
2,560,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 2,505
12,759
Chile (USD) (2%
)
4,122,724 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 3,054
1,550,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(e)(g) 1,628
3,870,000 Chile Government International Bond , 3.10%,
5/07/41  2,795
1,743,244 Chile Government International Bond , 5.33%,
1/05/54 (c) 1,609
9,086
Colombia (COP) (1%
)
33,835,500,000 Colombian TES Series B, 7.25%, 10/26/50
COP (b) 4,910
Colombia (USD) (3%
)
1,882,000 Colombia Government International Bond ,
3.13%, 4/15/31  1,506
2,475,000 Colombia Government International Bond ,
3.25%, 4/22/32  1,916
1,440,000 Colombia Government International Bond ,
4.13%, 2/22/42  917
8,849,000 Colombia Government International Bond ,
6.13%, 1/18/41  7,249
3,695,000 Colombia Government International Bond ,
7.38%, 9/18/37  3,555
2,180,000 Colombia Government International Bond ,
7.50%, 2/02/34  2,164
3,520,000 Colombia Government International Bond ,
7.75%, 11/07/36  3,445
1,980,000 Colombia Government International Bond ,
8.00%, 4/20/33  2,036
3,830,000 Colombia Government International Bond ,
8.00%, 11/14/35  3,870
2,410,000 Ecopetrol SA , 8.38%, 1/19/36  2,337
28,995
Costa Rica (USD) (2%
)
1,245,000 Costa Rica Government International Bond
144A, 6.13%, 2/19/31 (a) 1,258
11,120,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (a) 11,427
925,000 Costa Rica Government International Bond
144A, 7.00%, 4/04/44 (a) 948

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,920,000 Costa Rica Government International Bond
144A, 7.30%, 11/13/54 (a) $ 4,115
17,748
Dominican Republic (DOP) (1%
)
293,900,000 Dominican Republic International Bond 144A,
10.75%, 6/01/36 DOP (a)(b) 5,000
99,300,000 Dominican Republic International Bond 144A,
13.63%, 2/03/33 DOP (a)(b) 1,927
6,927
Dominican Republic (USD) (3%
)
1,900,000 Dominican Republic International Bond 144A,
4.50%, 1/30/30 (a) 1,761
4,780,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 4,321
2,343,000 Dominican Republic International Bond 144A,
5.30%, 1/21/41 (a) 2,012
4,640,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 4,555
4,060,000 Dominican Republic International Bond 144A,
6.00%, 7/19/28 (a) 4,053
5,410,000 Dominican Republic International Bond 144A,
6.00%, 2/22/33 (a) 5,274
1,380,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 1,377
23,353
Ecuador (USD) (1%
)
1,257,250 Ecuador Government International Bond 144A,
5.00%, 7/31/40 (a) 744
7,626,819 Ecuador Government International Bond 144A,
5.50%, 7/31/35 (a) 5,025
1,949,320 Ecuador Government International Bond 144A,
6.90%, 7/31/30 (a) 1,509
5,160,000 Ecuador Government International Bond 144A,
13.07%, 7/31/30 (a)(d) 3,291
10,569
Egypt (EUR) (1%
)
9,830,000 Egypt Government International Bond 144A,
6.38%, 4/11/31 EUR (a)(b) 9,193
Egypt (USD) (1%
)
5,195,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 4,684
2,175,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a)(c) 1,658
4,290,000 Egypt Government International Bond 144A,
8.75%, 9/30/51 (a) 3,505
9,847
El Salvador (USD) (1%
)
2,720,000 El Salvador Government International Bond
144A, 0.25%, 4/17/30 (a) 61
1,165,000 El Salvador Government International Bond
144A, 7.63%, 2/01/41 (a) 1,086
2,720,000 El Salvador Government International Bond
144A, 9.25%, 4/17/30 (a) 2,886
2,845,000 El Salvador Government International Bond
144A, 9.50%, 7/15/52 (a) 2,990
7,023
Gabon (USD) (0%
)
2,888,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 2,291
Principal
or Shares Security Description
Value
(000)
Ghana (USD) (2%
)
529,437 Ghana Government International Bond 144A,
4.72%, 7/03/26 (a)(d) $ 495
695,246 Ghana Government International Bond 144A,
4.96%, 1/03/30 (a)(d) 543
4,668,494 Ghana Government International Bond 144A,
5.00%, 7/03/29 (a) 4,170
111,320 Ghana Government International Bond , 5.00%,
7/03/29 (f) 100
13,151,842 Ghana Government International Bond 144A,
5.00%, 7/03/35 (a) 9,633
160,080 Ghana Government International Bond , 5.00%,
7/03/35 (f) 117
23,166 Ghana Government International Bond , 5.05%,
1/03/30 (d)(f) 18
11,040 Ghana Government International Bond , 5.19%,
7/03/26 (d)(f) 10
15,086
Guatemala (USD) (1%
)
1,047,000 Guatemala Government Bond 144A, 4.38%,
6/05/27 (a) 1,011
2,895,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 2,236
580,000 Guatemala Government Bond 144A, 5.38%,
4/24/32 (a) 551
1,855,000 Guatemala Government Bond 144A, 6.60%,
6/13/36 (a) 1,835
5,633
Hungary (USD) (3%
)
2,250,000 Hungary Government International Bond
144A, 2.13%, 9/22/31 (a) 1,807
5,510,000 Hungary Government International Bond
144A, 3.13%, 9/21/51 (a) 3,308
7,995,000 Hungary Government International Bond
144A, 5.25%, 6/16/29 (a) 7,929
3,210,000 Hungary Government International Bond
144A, 5.50%, 6/16/34 (a) 3,100
1,160,000 Hungary Government International Bond
144A, 6.13%, 5/22/28 (a) 1,185
2,170,000 Hungary Government International Bond
144A, 6.25%, 9/22/32 (a) 2,229
3,924,000 Hungary Government International Bond Series
30Y, 7.63%, 3/29/41  4,403
23,961
India (USD) (1%
)
1,675,000 Muthoot Finance Ltd. 144A, 7.13%,
2/14/28 (a) 1,707
1,625,000 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A, 7.80%, 7/31/31 (a) 1,638
1,655,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 1,666
5,011
Indonesia (IDR) (1%
)
67,377,000,000 Indonesia Treasury Bond Series 100, 6.63%,
2/15/34 IDR (b) 4,046
43,321,000,000 Indonesia Treasury Bond Series 103, 6.75%,
7/15/35 IDR (b) 2,613
58,833,000,000 Indonesia Treasury Bond Series FR72, 8.25%,
5/15/36 IDR (b) 3,937
10,596

Principal
or Shares Security Description
Value
(000)
Indonesia (USD) (3%
)
3,030,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) $ 2,822
4,880,000 Indonesia Government International Bond ,
3.05%, 3/12/51  3,186
7,925,000 Indonesia Government International Bond ,
4.45%, 4/15/70  6,420
4,570,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.65%, 11/25/54 (a) 4,465
1,645,000 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (a) 1,624
18,517
Israel (USD) (0%
)
2,255,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(f) 2,207
Ivory Coast (EUR) (0%
)
1,960,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(b) 1,815
2,050,000 Ivory Coast Government International Bond
144A, 5.88%, 10/17/31 EUR (a)(b) 2,024
3,839
Ivory Coast (USD) (1%
)
– Ivory Coast Government International Bond
144A, 5.75%, 12/31/32 (a) —
3,235,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (a) 2,904
3,645,000 Ivory Coast Government International Bond
144A, 6.38%, 3/03/28 (a) 3,650
2,200,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (a) 2,144
8,698
Jordan (USD) (1%
)
1,800,000 Jordan Government International Bond 144A,
6.13%, 1/29/26 (a) 1,792
3,000,000 Jordan Government International Bond 144A,
7.75%, 1/15/28 (a) 3,051
4,843
Kenya (USD) (1%
)
1,485,000 Republic of Kenya Government International
Bond 144A, 7.00%, 5/22/27 (a) 1,468
2,785,000 Republic of Kenya Government International
Bond 144A, 7.25%, 2/28/28 (a) 2,675
4,143
Lebanon (USD) (0%
)
4,065,000 Lebanon Government International Bond Series
10Y, 6.00%, 1/27/23 (f)(h)(i) 661
4,545,000 Lebanon Government International Bond ,
6.20%, 2/26/25 (f)(h)(i) 734
3,365,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (f)(h)(i) 544
1,096,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (f)(h)(i) 177
1,540,000 Lebanon Government International Bond Series
15Y, 6.75%, 11/29/27 (f)(h)(i) 249
1,210,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (f)(h)(i) 196
4,140,000 Lebanon Government International Bond Series
15YR, 7.00%, 3/23/32 (f)(h)(i) 671
3,232
Principal
or Shares Security Description
Value
(000)
Luxembourg (USD) (1%
)
3,835,000 EIG Pearl Holdings Sarl 144A, 4.39%,
11/30/46 (a) $ 3,011
1,700,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 1,694
445,000 Minerva Luxembourg SA 144A, 4.38%,
3/18/31 (a)(c) 385
2,385,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (a) 2,514
1,640,000 NewCo Holding USD 20 Sarl 144A, 9.38%,
11/07/29 (a) 1,674
3,000,756 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 2,776
12,054
Malaysia (USD) (0%
)
2,105,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 1,783
Mauritius (USD) (0%
)
751,500 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 707
2,184,681 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 2,133
2,840
Mexico (MXN) (0%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 762
Mexico (USD) (5%
)
2,785,000 BBVA Bancomer SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.650%), 5.13%, 1/18/33 (a)(e) 2,605
921,000 Cibanco SA Ibm/PLA Administradora
Industrial S de RL de CV 144A, 4.96%,
7/18/29 (a) 884
3,376,222 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 3,226
1,645,000 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A, 7.25%,
1/31/41 (a) 1,601
1,530,000 Mexico Government International Bond ,
4.88%, 5/19/33  1,380
1,270,000 Mexico Government International Bond ,
5.40%, 2/09/28  1,268
1,320,000 Mexico Government International Bond ,
6.00%, 5/07/36  1,251
4,720,000 Mexico Government International Bond ,
6.34%, 5/04/53  4,227
1,330,000 Mexico Government International Bond ,
6.88%, 5/13/37  1,338
3,458,000 Petroleos Mexicanos , 6.49%, 1/23/27  3,346
3,640,000 Petroleos Mexicanos , 6.50%, 3/13/27  3,514
6,045,000 Petroleos Mexicanos , 6.63%, 6/15/35  4,779
3,461,000 Petroleos Mexicanos , 6.70%, 2/16/32  3,011
4,515,000 Petroleos Mexicanos , 6.95%, 1/28/60  3,093
2,625,000 Petroleos Mexicanos , 7.69%, 1/23/50  1,966
3,190,000 Petroleos Mexicanos , 8.75%, 6/02/29  3,163
40,652
Morocco (USD) (1%
)
3,985,000 Morocco Government International Bond
144A, 5.95%, 3/08/28 (a) 4,027
3,680,000 Morocco Government International Bond
144A, 6.50%, 9/08/33 (a) 3,804
7,831

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Netherlands (USD) (0%
)
965,000 Yinson Boronia Production BV 144A, 8.95%,
7/31/42 (a) $ 1,007
Nigeria (USD) (2%
)
3,470,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 3,205
3,525,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 3,395
4,575,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) 3,812
5,685,000 Nigeria Government International Bond 144A,
8.25%, 9/28/51 (a) 4,646
3,130,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) 3,075
18,133
Oman (USD) (3%
)
4,375,000 Oman Government International Bond 144A,
5.38%, 3/08/27 (a) 4,384
8,105,000 Oman Government International Bond 144A,
5.63%, 1/17/28 (a) 8,161
4,320,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a) 4,468
2,360,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 2,348
2,640,000 Oman Government International Bond 144A,
6.75%, 1/17/48 (a) 2,697
1,870,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (a) 2,065
24,123
Pakistan (USD) (1%
)
5,145,000 Pakistan Government International Bond
144A, 7.38%, 4/08/31 (a) 4,463
2,665,000 Pakistan Government International Bond
144A, 8.88%, 4/08/51 (a) 2,165
6,628
Panama (USD) (2%
)
2,480,000 Panama Government International Bond ,
4.30%, 4/29/53  1,508
2,975,000 Panama Government International Bond ,
4.50%, 4/16/50  1,891
2,275,000 Panama Government International Bond ,
6.40%, 2/14/35  2,108
7,180,000 Panama Government International Bond ,
7.50%, 3/01/31  7,366
7,480,000 Panama Government International Bond ,
8.00%, 3/01/38  7,611
20,484
Paraguay (USD) (1%
)
1,940,000 Paraguay Government International Bond
144A, 2.74%, 1/29/33 (a) 1,587
1,885,000 Paraguay Government International Bond
144A, 4.70%, 3/27/27 (a) 1,869
2,255,000 Paraguay Government International Bond
144A, 5.60%, 3/13/48 (a) 1,978
4,060,000 Paraguay Government International Bond
144A, 5.85%, 8/21/33 (a) 4,030
780,000 Paraguay Government International Bond
144A, 6.00%, 2/09/36 (a)(c) 774
Principal
or Shares Security Description
Value
(000)
1,015,000 Paraguay Government International Bond
144A, 6.10%, 8/11/44 (a) $ 965
11,203
Peru (PEN) (2%
)
18,835,000 Peru Government Bond , 5.35%, 8/12/40
PEN (b) 4,232
15,920,000 Peru Government Bond 144A, 7.60%, 8/12/39
PEN (a)(b)(f) 4,471
42,000,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (a)(b) 11,239
19,942
Peru (USD) (1%
)
1,930,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.000%), 3.13%, 7/01/30 (a)(e) 1,906
450,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.450%), 3.25%, 9/30/31 (a)(c)(e) 429
4,975,000 Peruvian Government International Bond ,
3.00%, 1/15/34  4,046
5,935,000 Peruvian Government International Bond ,
3.60%, 1/15/72  3,661
4,660,000 Peruvian Government International Bond ,
5.88%, 8/08/54  4,472
490,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
144A, 6.24%, 7/03/36 (a) 494
15,008
Philippines (USD) (1%
)
4,565,000 Philippine Government International Bond ,
3.70%, 3/01/41  3,621
2,015,000 Philippine Government International Bond ,
5.50%, 1/17/48  1,939
4,245,000 Philippine Government International Bond ,
5.90%, 2/04/50  4,272
9,832
Poland (USD) (2%
)
2,390,000 Bank Gospodarstwa Krajowego 144A, 5.38%,
5/22/33 (a) 2,349
5,050,000 Bank Gospodarstwa Krajowego 144A, 5.75%,
7/09/34 (a) 5,060
2,900,000 Republic of Poland Government International
Bond , 5.50%, 4/04/53  2,700
10,575,000 Republic of Poland Government International
Bond , 5.50%, 3/18/54  9,843
19,952
Qatar (USD) (1%
)
3,690,000 Qatar Government International Bond 144A,
4.40%, 4/16/50 (a) 3,142
3,145,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 2,859
3,050,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 2,894
8,895
Romania (EUR) (0%
)
2,726,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(b) 2,217
1,730,000 Romanian Government International Bond
144A, 5.63%, 2/22/36 EUR (a)(b) 1,706
3,923

Principal
or Shares Security Description
Value
(000)
Romania (USD) (2%
)
7,290,000 Romanian Government International Bond
144A, 3.00%, 2/27/27 (a) $ 6,943
9,020,000 Romanian Government International Bond
144A, 5.75%, 3/24/35 (a) 8,107
2,320,000 Romanian Government International Bond
144A, 6.13%, 1/22/44 (a) 2,044
17,094
Saudi Arabia (USD) (2%
)
5,075,000 Saudi Arabian Oil Co. 144A, 4.25%,
4/16/39 (a) 4,354
2,135,000 Saudi Arabian Oil Co. 144A, 5.75%,
7/17/54 (a) 2,002
3,780,000 Saudi Government International Bond 144A,
3.25%, 11/17/51 (a) 2,423
7,025,000 Saudi Government International Bond 144A,
3.45%, 2/02/61 (a) 4,355
6,305,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 4,282
1,785,000 Saudi Government International Bond 144A,
5.25%, 1/16/50 (a) 1,609
19,025
Senegal (USD) (0%
)
3,145,000 Senegal Government International Bond 144A,
6.75%, 3/13/48 (a) 2,201
Singapore (USD) (0%
)
1,955,000 Continuum Energy Aura Pte Ltd. 144A,
9.50%, 2/24/27 (a) 2,046
South Africa (USD) (3%
)
2,625,000 Eskom Holdings SOC Ltd. 144A, 6.35%,
8/10/28 (a) 2,605
1,210,000 Eskom Holdings SOC Ltd. 144A, 7.13%,
2/11/25 (a) 1,211
1,805,000 Eskom Holdings SOC Ltd. 144A, 8.45%,
8/10/28 (a)(c) 1,884
2,820,000 Republic of South Africa Government
International Bond , 4.30%, 10/12/28  2,648
2,700,000 Republic of South Africa Government
International Bond , 5.65%, 9/27/47  2,027
4,520,000 Republic of South Africa Government
International Bond , 5.75%, 9/30/49  3,384
5,300,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30  5,124
1,905,000 Republic of South Africa Government
International Bond 144A, 7.10%, 11/19/36 (a) 1,864
6,580,000 Republic of South Africa Government
International Bond , 7.30%, 4/20/52  5,967
26,714
Spain (USD) (0%
)
1,313,954 AL Candelaria -spain- SA 144A, 7.50%,
12/15/28 (a) 1,304
Sri Lanka (USD) (2%
)
2,505,842 Sri Lanka Government International Bond
144A, 3.10%, 1/15/30 (a) 2,196
4,915,166 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (a) 3,920
3,318,868 Sri Lanka Government International Bond
144A, 3.60%, 6/15/35 (a) 2,365
2,303,372 Sri Lanka Government International Bond
144A, 3.60%, 5/15/36 (a) 1,883
Principal
or Shares Security Description
Value
(000)
4,608,679 Sri Lanka Government International Bond
144A, 3.60%, 2/15/38 (a) $ 3,813
3,227,545 Sri Lanka Government International Bond
144A, 4.00%, 4/15/28 (a) 3,034
17,211
Supranational (INR) (0%
)
66,000,000 European Bank for Reconstruction &
Development , 6.75%, 3/14/31 INR (b) 756
Supranational (USD) (0%
)
1,473,659 Borr IHC Ltd./Borr Finance LLC 144A,
10.00%, 11/15/28 (a) 1,475
485,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 444
1,919
Turkey (EUR) (1%
)
3,810,000 Turkiye Government International Bond ,
5.88%, 5/21/30 EUR (b) 4,159
Turkey (TRY) (1%
)
193,565,000 Turkiye Government Bond Series 5Y, 17.30%,
7/19/28 TRY (b) 4,199
126,600,000 Turkiye Government Bond Series 10Y, 17.80%,
7/13/33 TRY (b) 2,660
6,859
Turkey (USD) (2%
)
4,710,000 Hazine Mustesarligi Varlik Kiralama AS 144A,
8.51%, 1/14/29 (a) 5,024
3,170,000 Istanbul Metropolitan Municipality 144A,
10.50%, 12/06/28 (a) 3,432
1,655,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 1,660
1,795,000 Turkiye Government International Bond Series
11Y, 4.25%, 4/14/26  1,772
4,070,000 Turkiye Government International Bond Series
30Y, 6.00%, 1/14/41  3,426
2,755,000 Turkiye Government International Bond ,
9.13%, 7/13/30  3,061
1,705,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499%), 9.74% (a)(e)(g) 1,783
20,158
Ukraine (USD) (2%
)
2,695,000 Ukraine Government International Bond 144A,
1.05%, 8/01/41 (a)(d)(e) 2,267
109,127 Ukraine Government International Bond 144A,
1.75%, 2/01/29 (a) 77
288,922 Ukraine Government International Bond ,
1.75%, 2/01/29 (f) 204
4,097,407 Ukraine Government International Bond 144A,
1.75%, 2/01/34 (a) 2,325
505,614 Ukraine Government International Bond ,
1.75%, 2/01/34 (f) 287
3,761,258 Ukraine Government International Bond 144A,
1.75%, 2/01/35 (a) 2,112
577,845 Ukraine Government International Bond ,
1.75%, 2/01/35 (f) 324
72,231 Ukraine Government International Bond ,
1.75%, 2/01/36 (f) 40
2,892,488 Ukraine Government International Bond 144A,
1.75%, 2/01/36 (a) 1,597

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,561,164 Ukraine Government International Bond 144A,
9.97%, 2/01/36 (a)(d) $ 964
1,873,396 Ukraine Government International Bond 144A,
9.99%, 2/01/35 (a)(d) 1,162
207,663 Ukraine Government International Bond ,
12.59%, 2/01/36 (d)(f) 128
249,195 Ukraine Government International Bond ,
12.74%, 2/01/35 (d)(f) 155
294,881 Ukraine Government International Bond ,
16.60%, 2/01/34 (d)(f) 128
2,216,854 Ukraine Government International Bond 144A,
16.60%, 2/01/34 (a)(d) 965
593,240 Ukraine Government International Bond 144A,
18.44%, 2/01/30 (a)(d) 337
78,912 Ukraine Government International Bond ,
18.44%, 2/01/30 (d)(f) 45
13,117
United Arab Emirates (USD) (3%
)
9,198,000 Abu Dhabi Crude Oil Pipeline LLC 144A,
4.60%, 11/02/47 (a) 8,095
2,215,000 Abu Dhabi Developmental Holding Co. PJSC
144A, 5.25%, 10/02/54 (a) 2,031
3,790,000 Abu Dhabi Government International Bond
144A, 5.50%, 4/30/54 (a) 3,719
2,021,212 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) 1,984
1,580,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) 1,440
1,800,000 UAE International Government Bond 144A,
4.95%, 7/07/52 (a) 1,630
18,899
United Kingdom (NGN) (0%
)
1,495,000,000 HSBC Bank PLC 144A, 21.67%, 3/10/25
NGN (a)(b)(d) 987
United Kingdom (USD) (0%
)
1,575,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (a) 1,599
United States (EGP) (1%
)
249,700,000 Citigroup Global Markets Holdings Inc. 144A,
31.77%, 6/12/25 EGP (a)(b)(d) 4,565
United States (NGN) (2%
)
8,190,970,214 Citigroup Global Markets Holdings Inc. 144A,
25.99%, 3/10/25 NGN (a)(b)(d) 5,410
6,000,000,000 Citigroup Global Markets Holdings Inc. 144A,
27.21%, 11/06/25 NGN (a)(b)(d) 3,361
6,900,000,000 Citigroup Global Markets Holdings Inc. 144A,
30.60%, 11/06/25 NGN (a)(b)(d) 3,866
12,637
United States (USD) (2%
)
5,045,708 BBFI Liquidating Trust 144A, 2.93%,
12/30/99 (a)(d) 568
3,590,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 3,387
856,000 Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a)
(c) 814
580,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 562
2,210,000 SierraCol Energy Andina LLC 144A, 6.00%,
6/15/28 (a) 2,050
12,805,000 U.S. Treasury Bill , 4.24%, 5/20/25 (d) 12,647
20,028
Principal
or Shares Security Description
Value
(000)
Uzbekistan (USD) (2%
)
6,370,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) $ 5,375
4,550,000 Republic of Uzbekistan International Bond
144A, 5.38%, 2/20/29 (a) 4,317
3,640,000 Republic of Uzbekistan International Bond
144A, 7.85%, 10/12/28 (a) 3,791
13,483
Venezuela (USD) (1%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (f)
(h)(i) 450
3,220,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (f)
(h)(i) 394
1,122,500 Petroleos de Venezuela SA , 8.50%, 10/27/20 (f)
(h)(i) 1,036
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/21 (f)
(h)(i) 369
1,640,000 Petroleos de Venezuela SA , 12.75%, 2/17/22 (f)
(h)(i) 225
1,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (f)(h)(i) 223
4,560,000 Venezuela Government International Bond ,
7.65%, 4/21/25 (f)(h)(i) 731
12,420,000 Venezuela Government International Bond ,
7.75%, 10/13/19 (f)(h)(i) 1,827
3,375,000 Venezuela Government International Bond ,
8.25%, 10/13/24 (f)(h)(i) 569
4,870,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (h)(i) 945
6,769
Virgin Islands (British) (USD) (0%
)
1,100,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 1,050
Zambia (USD) (1%
)
2,326,963 Zambia Government International Bond 144A,
0.50%, 12/31/53 (a) 1,420
7,248,599 Zambia Government International Bond 144A,
5.75%, 6/30/33 (a) 6,462
7,882
Total Bonds
(Cost - $814,126) 794,025
Investment Company (5%)
40,411,530 Payden Cash Reserves Money Market Fund*
(Cost - $40,412)  40,412
Total Investments (Cost - $854,538)  (98%)
834,437
Other Assets, net of Liabilities ( 2% )
18,208
Net Assets (100%)
$ 852,645
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $3,336 and the total market value of the collateral held by the Fund is $3,589. Amounts in 000s.
(d) Yield to maturity at time of purchase.

(e) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Perpetual security with no stated maturity date.
(h) Non-income producing
(i) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 4,084
USD  671 HSBC Bank USA, N.A. 02/12/2025 $ 25
BRL 6,711
USD  1,078 Morgan Stanley 02/12/2025 67
CLP 4,104,200
USD  4,140 BNP PARIBAS 04/30/2025 40
CZK 183,600
USD  7,486 BNP PARIBAS 03/11/2025 81
HUF 1,405,000
USD  3,505 BNP PARIBAS 03/11/2025 60
PEN 20,332
USD  5,377 HSBC Bank USA, N.A. 02/13/2025 82
THB 136,100
USD  4,018 Barclays Bank PLC 02/13/2025 27
TRY 57,612
USD  1,569 Barclays Bank PLC 02/11/2025 22
USD 8,815
PLN  35,273 BNP PARIBAS 02/10/2025 144
USD 12,498
CZK  295,960 BNP PARIBAS 03/11/2025 300
USD 3,589
HUF  1,405,000 BNP PARIBAS 03/11/2025 24
USD 3,981
EUR  3,820 BNP PARIBAS 03/19/2025 9
USD 7,196
MXN  148,390 Goldman Sachs & Co. 03/21/2025 91
USD 12,986
CNH  92,323 HSBC Bank USA, N.A. 02/10/2025 375
USD 29,713
BRL  172,688 HSBC Bank USA, N.A. 02/12/2025 266
USD 48,906
EUR  43,654 HSBC Bank USA, N.A. 03/19/2025 3,519
USD 4,154
CZK  100,560 Morgan Stanley 03/11/2025 9
USD 782
INR  67,640 Morgan Stanley 04/15/2025 5
ZAR 223,410
USD  11,714 BNP PARIBAS 04/14/2025 170
5,316
Liabilities:
CLP 4,104,200 USD  4,432 Barclays Bank PLC 02/04/2025 (248)
COP 20,396,000 USD  4,808 BNP PARIBAS 04/14/2025 (6)
CZK 103,740 USD  4,343 HSBC Bank USA, N.A. 03/11/2025 (67)
EUR 14,788 USD  15,687 HSBC Bank USA, N.A. 03/19/2025 (312)
IDR 19,603,000 USD  1,206 BNP PARIBAS 04/15/2025 (6)
KZT 1,491,700 USD  3,007 Barclays Bank PLC 02/12/2025 (141)
KZT 2,946,000 USD  6,036 BNP PARIBAS 02/12/2025 (377)
MXN 131,480 USD  6,383 BNP PARIBAS 03/21/2025 (88)
PLN 26,675 USD  6,571 BNP PARIBAS 02/10/2025 (13)
USD 10,240 THB  355,780 Barclays Bank PLC 02/13/2025 (333)
USD 4,141 CLP  4,104,200 BNP PARIBAS 02/04/2025 (43)
USD 10,251 COP  44,814,000 BNP PARIBAS 04/14/2025 (300)
USD 11,609 ZAR  223,410 BNP PARIBAS 04/14/2025 (274)
USD 25,512 PEN  96,094 HSBC Bank USA, N.A. 02/13/2025 (289)
(2,497)
Net Unrealized Appreciation (Depreciation)
$2,819
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 263 Mar-25 $ 29,292 $ 359 $ 359

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
2-Year Interest Rate Swap, Receive Fixed 9.070% 28 days,
Pay Variable 10.000% (MXIBTIEF) 28 days 11/23/2026 MXN 495,000 $141 $– $141
2-Year Interest Rate Swap, Receive Fixed 9.150% 28 days,
Pay Variable 10.000% (MXIBTIEF) 28 days 11/19/2026 MXN 396,640 136 – 136
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable 3.263% (ESTRON) Annually 10/17/2030 EUR 2,250 112 – 112
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 4.831% (SOFRRATE) Annually 10/17/2030 USD 2,534 (180) – (180)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually,
Receive Variable3.853% (ESTRON) Annually 10/30/2031 EUR 5,215 44 – 44
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay
Variable 5.417% (SOFRRATE) Annually 10/30/2031 USD 5,530 (399) – (399)
$(146) $– $(146)